Investment in Associate - Schedule of Financial Information for Neuronomics (Details) - Neuronomics [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Financial Information for Neuronomics [Line Items]
Current and total assets	$ 514,391
Current and total liabilities	(111,333)
Total shareholders’ equity	(403,058)
Revenue	514,020
Operating expenses	(843,777)
Net income (loss) for the year after taxes	$ (329,757)